Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6: Property and Equipment

Property and equipment and related depreciation expense were as follows:

	December 31,
($ in millions)	2016	2015
Land	$71	$—
Buildings and leasehold improvements	185	54
Furniture and equipment	44	32
Construction-in-progress	12	9

	312	95
Accumulated depreciation	(56)	(44)

	$256	$51

In 2016, Hilton transfered certain property and equipment to us for future conversion to vacation ownership units. See Note 17: Related Party Transactions for further discussion.

In 2014, we completed the sale of two land parcels for $6 million, resulting in a gain of $5 million included in Other gain (loss), net in our consolidated statements of operations for the year ended December 31, 2014.

Depreciation expense on property and equipment was $12 million, $10 million, and $8 million for the years ended December 31, 2016, 2015 and 2014 respectively.